Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options	6,830,110,000	8,141,810,000
RMB1.33
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 1.33
Fair value of options	¥ 0.62
Number of share options	831,690,000	944,490,000
RMB2.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 2
Fair value of options	¥ 0.52
Number of share options	4,139,400,000	4,576,500,000
RMB 52.00, granted In 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52
Fair value of options	¥ 26
Number of share options	1,418,520,000	2,068,320,000
RMB 52.00, granted In 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52
Fair value of options	¥ 23.42
Number of share options	440,500,000	552,500,000